MAJOR CUSTOMERS AND VENDORS	12 Months Ended
Sep. 30, 2014
Segment Reporting [Abstract]
Revenue By Major Customers By Reporting Segments [Text Block]
NOTE 17. MAJOR CUSTOMERS AND VENDORS

One customer accounted for 77%, 88.2% and 15.1% of total sales for the years ended September 30, 2014, 2013 and 2012, respectively. The outstanding accounts receivable balance for this customer was 10% and 11.9% of the total accounts receivable balance as of September 30, 2014 and 2013, respectively. There was no accounts receivable from that customer as of September 30, 2012.

Two vendors accounted for over 10% of the total purchases for the years ended September 30, 2014, 2013 and 2012, respectively.